Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020
Statement of cash flows [abstract]
Restricted cash	$ 492	$ 493	$ 698